Capital structure (Tables)	12 Months Ended
Dec. 31, 2019
Banking and Thrift [Abstract]
Schedule of compliance with regulatory capital requirements	The following table sets forth the Bank's capital adequacy in accordance with the Basel III framework:

	December 31, 2019		December 31, 2018
	Actual	Regulatory minimum	Actual	Regulatory minimum
Capital
CET 1 capital	848,821	N/A	846,043	N/A
Tier 1 capital	848,821	N/A	846,043	N/A
Tier 2 capital	103,243	N/A	121,521	N/A
Total capital	952,064	N/A	967,564	N/A

Risk Weighted Assets	4,897,851	N/A	4,321,354	N/A

Leverage Ratio Exposure Measure	14,377,474	N/A	11,139,677	N/A

Capital Ratios (%)
CET 1 capital	17.3%	10.0%	19.6%	9.4%
Tier 1 capital	17.3%	11.5%	19.6%	10.9%
Total capital	19.4%	16.3%	22.4%	15.6%
Leverage ratio	5.9%	5.0%	7.6%	5.0%